Expense Example {- Fidelity Simplicity RMD 2020 Fund} - 07.31 Fidelity Simplicity RMD Funds Retail Combo PRO-14 - Fidelity Simplicity RMD 2020 Fund - Fidelity Simplicity RMD 2020 Fund	Sep. 29, 2022 USD ($)
Expense Example:
1 year	$ 58
3 years	183
5 years	318
10 years	$ 714